Rio Tinto financial information by business unit (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Information By Business Unit [Abstract]
Schedule of financial information by business unit
Strategic Report	Governance Report	Financial Statements	Production, Reserves and Operations	Additional Information

		Gross revenue (a)			EBITDA (b)			Net earnings (c)
		for the year ended 31 December			for the year ended 31 December			for the year ended 31 December
	Rio Tinto
	interest	2017	2016	2015	2017	2016	2015	2017	2016	2015
	%	US$m	US$m	US$m	US$m	US$m	US$m	US$m	US$m	US$m
Iron Ore
Pilbara	(d)	18,143	14,530	13,886	11,383	8,558	7,730	6,576	4,662	4,013
Evaluation projects/other		108	75	66	137	(32)	(55)	116	(51)	(73)
Total Iron Ore		18,251	14,605	13,952	11,520	8,526	7,675	6,692	4,611	3,940

Aluminium	(e)
Bauxite		2,019	1,913	2,057	804	848	937	463	493	542
Alumina		2,661	2,118	2,145	454	27	(47)	180	(121)	(187)
Intrasegment		(790)	(786)	(849)	(25)	-	-	(17)	-	-
Bauxite & Alumina		3,890	3,245	3,353	1,233	875	890	626	372	355
Primary Metal		5,808	4,913	4,931	1,762	1,258	1,245	778	402	446
Pacific Aluminium		2,305	1,971	2,254	453	264	408	176	62	147
Intersegment & Other		(2,321)	(1,822)	(1,876)	(19)	(50)	132	(12)	(13)	92
Integrated Operations		9,682	8,307	8,662	3,429	2,347	2,675	1,568	823	1,040
Other Product Group Items		1,214	1,075	1,374	(132)	(42)	(76)	(100)	(30)	(50)
Product group operations		10,896	9,382	10,036	3,297	2,305	2,599	1,468	793	990
Evaluation projects/other		109	76	81	126	167	143	115	154	128
Total Aluminium		11,005	9,458	10,117	3,423	2,472	2,742	1,583	947	1,118

Copper & Diamonds
Rio Tinto Kennecott	100.0	1,352	1,243	1,403	539	126	437	78	(228)	44
Escondida	30.0	1,811	1,465	1,855	1,030	793	760	325	270	281
Grasberg joint venture	(f)	33	-	-	(3)	(17)	(17)	(169)	(64)	(34)
Oyu Tolgoi & Turquoise Hill	(g)	940	1,203	1,636	256	436	501	36	52	57
Diamonds	(h)	706	613	698	287	239	293	92	47	79
Product group operations		4,842	4,524	5,592	2,109	1,577	1,974	362	77	427
Evaluation projects/other		-	-	-	(205)	(190)	(141)	(99)	(95)	(57)
Total Copper & Diamonds		4,842	4,524	5,592	1,904	1,387	1,833	263	(18)	370

Energy & Minerals
Rio Tinto Coal Australia	(i)	2,829	2,634	2,757	1,223	893	497	716	382	48
Iron Ore Company of Canada	58.7	1,867	1,324	1,353	770	335	197	235	64	12
Rio Tinto Iron & Titanium	(j)	1,763	1,419	1,571	546	370	435	201	86	116
Rio Tinto Borates	100.0	630	620	624	244	213	178	126	117	103
Dampier Salt	68.4	215	259	306	27	74	71	3	25	24
Uranium	(k)	417	456	474	15	54	1	(26)	10	(42)
Product group operations		7,721	6,712	7,085	2,825	1,939	1,379	1,255	684	261
Simandou iron ore project	(l)	-	-	-	(13)	(102)	(87)	(6)	(47)	(41)
Evaluation projects/other		43	22	55	(9)	(31)	(55)	(7)	(25)	(43)
Total Energy & Minerals		7,764	6,734	7,140	2,803	1,806	1,237	1,242	612	177

Other Operations	(m)	10	8	18	(116)	(95)	(83)	(138)	(88)	(90)

Intersegment transactions		(15)	(11)	(34)	-	-	-	-	-	-
Product group Total		41,857	35,318	36,785	19,534	14,096	13,404	9,642	6,064	5,515

Other items	(n)				(736)	(411)	(546)	(483)	(241)	(375)
Exploration and evaluation					(218)	(175)	(237)	(178)	(147)	(211)
Net interest								(354)	(576)	(389)
Underlying EBITDA/earnings					18,580	13,510	12,621	8,627	5,100	4,540
Items excluded from underlying EBITDA/earnings		10	18	(1)	1,912	(687)	(563)	135	(483)	(5,406)
EBITDA/net earnings					20,492	12,823	12,058	8,762	4,617	(866)
Reconciliation to Group income statement
Share of equity accounted unit sales and
intra-subsidiary/equity accounted units sales		(1,837)	(1,555)	(1,955)
Depreciation & amortisation in subsidiaries
excluding capitalised depreciation					(4,302)	(4,691)	(4,553)
Impairment charges, net of reversals					(796)	(249)	(2,791)
Depreciation & amortisation in equity accounted units					(648)	(526)	(462)
Taxation and finance items in equity accounted units					(272)	(241)	(276)
Consolidated sales revenue/profit on
ordinary activities before finance items and tax		40,030	33,781	34,829	14,474	7,116	3,976

					Depreciation &			Operating assets (p)
		Capital expenditure (o)			amortisation			as at			Employees
		for the year ended 31 December			for the year ended 31 December			for the year ended 31 December			for the year ended 31 December
	Rio Tinto
	interest	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
	%	US$m	US$m	US$m	US$m	US$m	US$m	US$m	US$m	US$m	Number	Number	Number
Iron Ore
Pilbara	(d)	1,201	868	1,608	1,645	1,645	1,744	16,535	16,357	16,870	10,159	10,424	11,097
Evaluation projects/other		-	-	-	-	-	-	2	2	2	-	-	-
Total Iron Ore		1,201	868	1,608	1,645	1,645	1,744	16,537	16,359	16,872	10,159	10,424	11,097

Aluminium	(e)
Bauxite		825	343	159	123	110	112	1,897	1,278	1,050	2,534	2,592	2,603
Alumina		108	87	158	209	206	207	2,733	2,588	2,698	2,012	2,139	2,287
Intrasegment		-			-			(18)
Bauxite & Alumina		933	430	317	332	316	319	4,612	3,866	3,748	4,546	4,731	4,890
Primary Metal		389	394	1,249	665	716	629	9,946	10,701	10,326	6,404	6,799	7,980
Pacific Aluminium		109	91	126	196	193	212	1,016	1,044	1,198	2,173	2,276	2,339
Intersegment and Other		5	1	(10)	6	25	12	772	171	677	222	231	210
Total Aluminium		1,436	916	1,682	1,199	1,250	1,172	16,346	15,782	15,949	13,345	14,037	15,419

Copper & Diamonds
Rio Tinto Kennecott	100.0	249	333	408	422	530	344	1,936	2,189	2,441	1,734	1,638	1,793
Escondida	30.0	248	517	770	507	364	293	3,369	3,565	3,485	1,079	1,230	1,159
Grasberg joint venture	(f)	138	174	179	42	89	43	1,137	1,151	1,016	1,642	2,859	2,868
Oyu Tolgoi & Turquoise Hill	(g)	901	322	92	344	450	416	4,725	3,804	3,597	2,835	2,728	2,798
Diamonds	(h)	85	97	124	132	164	159	441	655	857	922	907	1,118
Product group operations		1,621	1,443	1,573	1,447	1,597	1,255	11,608	11,364	11,396	8,212	9,362	9,736
Evaluation projects/other		1	(2)	3	5	4	6	135	166	155	142	127	160
Total Copper & Diamonds		1,622	1,441	1,576	1,452	1,601	1,261	11,743	11,530	11,551	8,354	9,489	9,896

Energy & Minerals
Rio Tinto Coal Australia	(i)/(q)	84	(107)	108	152	297	336	1,040	1,807	2,137	1,924	3,049	3,157
Iron Ore Company of Canada	58.7	202	75	118	157	151	162	988	1,018	1,152	2,382	2,308	2,316
Rio Tinto Iron & Titanium	(j)	119	97	150	219	189	194	3,881	3,662	3,554	4,048	4,094	4,507
Rio Tinto Borates	100.0	28	31	28	65	53	45	523	508	585	936	984	987
Dampier Salt	68.4	13	11	14	22	23	22	150	146	140	232	317	394
Uranium	(k)	21	30	39	37	25	65	(327)	(143)	(216)	1,307	1,303	1,329
Product group operations		467	137	457	652	738	824	6,255	6,998	7,352	10,829	12,055	12,690
Simandou iron ore project	(l)	-	-	91	-	-	1	17	13	(10)	10	635	912
Evaluation projects/other		-	4	4	-	1	5	41	38	39	25	763	855
Total Energy & Minerals		467	141	552	652	739	830	6,313	7,049	7,381	10,864	13,453	14,457

Other Operations	(m)	(35)	(11)	(36)	32	34	32	(328)	203	(33)	203	249	299
Product group Total		4,691	3,355	5,382	4,980	5,269	5,039	50,611	50,923	51,720	42,925	47,652	51,168
Intersegment transactions								206	142	242
Net assets/(liabilities) of disposal groups held for sale	(r)							370	(7)	182
Other items	(n)	70	(46)	65	42	51	68	(2,631)	(2,181)	(1,012)	3,882	3,377	3,770
Less: equity accounted units		(417)	(651)	(859)	(647)	(526)	(462)		-	-		-	-
Total		4,344	2,658	4,588	4,375	4,794	4,645	48,556	48,877	51,132	46,807	51,029	54,938
Add back: Proceeds from disposal of property, plant and equipment		138	354	97
Total capital expenditure per cash flow statement		4,482	3,012	4,685
Less: Net debt								(3,845)	(9,587)	(13,783)
Less: EAU funded balances excluded from net debt								-	-	-
Equity attributable to owners of Rio Tinto								44,711	39,290	37,349

Business units are classified according to the Group’s management structure. Certain comparative amounts have been reallocated to appropriately represent changes in management responsibility.

a)

Gross sales revenue includes the sales revenue of equity accounted units on a proportionately consolidated basis (after adjusting for sales to subsidiaries) in addition to consolidated sales. Consolidated sales revenue includes subsidiary sales to equity accounted units which are not included in gross sales revenue.

b)

EBITDA of subsidiaries and the Group's share of EBITDA relating to equity accounted units represents profit before: tax, net finance items, depreciation and amortisation charged to the income statement in the period. Underlying EBITDA excludes the same items that are excluded from underlying earnings.

c)

Represents profit after tax for the period attributable to the owners of the Rio Tinto Group. Business unit earnings are stated before finance items but after the amortisation of discount related to provisions. Earnings attributed to business units do not include amounts that are excluded in arriving at underlying earnings.

d)

Pilbara represents the Group’s 100 per cent holding in Hamersley, 50 per cent holding of Hope Downs Joint Venture and 65 per cent holding of Robe River Iron Associates. The Group’s net beneficial interest in Robe River Iron Associates is 53 per cent as 30 per cent is held through a 60 per cent owned subsidiary and 35 per cent is held through a 100 per cent owned subsidiary.

e)

Presented on an integrated operations basis splitting activities between Bauxite & Alumina, Primary Metal, Pacific Aluminium and Other integrated operations (which in total reflect the results of the integrated production of aluminium) and Other product group items which relate to other commercial activities.

f)

Through a joint venture agreement with Freeport-McMoRan Inc. (Freeport), Rio Tinto is entitled to 40 per cent of material mined above an agreed threshold as a consequence of expansions and developments of the Grasberg facilities since 1998.

g)

Rio Tinto’s interest in Oyu Tolgoi is held indirectly through its 50.8 per cent investment in Turquoise Hill Resources Ltd (TRQ), where TRQ’s principal asset is its 66 per cent investment in Oyu Tolgoi LLC, which owns the Oyu Tolgoi copper-gold mine.

h)	Includes Rio Tinto’s interests in Argyle (100 per cent) and Diavik (60 per cent).
i)	On 1 September, 2017, Rio Tinto disposed of its 100 per cent shareholding in Coal & Allied Industries Limited to Yancoal Australia Limited.

As at 31 December 2016, this included Rio Tinto’s 100 per cent shareholding in Coal & Allied Industries Limited and its wholly-owned subsidiaries. Rio Tinto as a 100 per cent owner of Coal & Allied held a 67.6 per cent, 80 per cent and 55.6 per cent respectively, with management rights, in Hunter Valley Operations, Mount Thorley and Warkworth. On 1 March 2016, Coal & Allied disposed of its 40 per cent interest in Bengalla Joint Venture and on 5 August 2016, Coal & Allied disposed of its 100 per cent interest in the Mount Pleasant project. Both were included up until their respective disposal dates.

j)	Includes Rio Tinto's interests in Rio Tinto Fer et Titane (100 per cent), QIT Madagascar Minerals (QMM, 80 per cent) and Richards Bay Minerals (attributable interest of 74 per cent).
k)	Includes Rio Tinto’s interests in Energy Resources of Australia (68.4 per cent) and Rössing Uranium Limited (68.6 per cent).
l)

Simfer Jersey Limited, a company incorporated in Jersey in which the Group has a 53 per cent interest, has an 85 per cent interest in Simfer S.A., the company that manages the Simandou project in Guinea. The Group therefore has a 45.05 per cent indirect interest in Simfer S.A. These entities are consolidated as subsidiaries and together referred to as the Simandou iron ore project.

m)	Other Operations include Rio Tinto’s 100 per cent interest in the curtailed Gove alumina refinery and Rio Tinto Marine.
n)

Central office costs, central Growth & Innovation costs and other central items are reported in Other items. The loss in Other items includes restructuring, project and other one off costs of US$177 million (pre-tax) in 2017.  The increased loss also reflects an increase in Information Systems & Technology spend and further investment in the Commercial Centre in Singapore and capability to support the Group’s Mine to Market Productivity programme.

o)

Capital expenditure comprises the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100 per cent of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations and equity accounted units.

p)

Operating assets of subsidiaries comprise net assets excluding post-retirement assets and liabilities, net of tax, and are before deducting net debt. Operating assets are stated after deduction of non-controlling interests, which are calculated by reference to the net assets of the relevant companies (ie inclusive of such companies’ debt and amounts due to or from Rio Tinto Group companies).

q)

Capital expenditure in 2016 for Rio Tinto Coal Australia includes net proceeds of US$192 million for the disposal of 100 per cent interest in the Mount Pleasant thermal coal project to MACH Energy Australia Pty Ltd on 5 August 2016.

r)	Assets and liabilities held for sale at 31 December 2017 comprise of Rio Tinto’s interest in the Dunkerque aluminium smelter and certain other separate assets.

Assets and liabilities held for sale at 31 December 2016 comprise Rio Tinto’s interests in the Blair Athol coal project and certain separate assets.

Assets and liabilities held for sale at 31 December 2015 comprised Rio Tinto’s interests in the Blair Athol coal project, Carbone Savoie (disposed of on 31 March 2016), Bengalla (disposed of on 1 March 2016), and certain other separate assets.

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